Inventory (Tables)	12 Months Ended
May 31, 2019
Inventory Disclosure [Abstract]
Components of Inventory	Inventory, net, consisted of the following:

	As of May 31,
	2018	2019
	US$	US$
Course materials in schools	12,020	10,181
Publications in bookstores	28,155	18,865
	40,175	29,046